Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

5. Intangible Assets, Net

The following table details acquired intangible assets (in thousands):

		March 31, 2025			December 31, 2024
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	2-5 years	$7,786	$(7,786)	-	$7,737	$(7,737)	$-
Business technology/IP	5 years	4,377	(4,116)	261	4,167	(4,008)	158
Capitalized internal-use software	3 years	2,763	(55)	2,708	1,648	(4)	1,644
Total intangible assets		$14,926	$(11,957)	2,969	$12,225	$(10,423)	$1,802

Amortization expense was $0.1 million and $0.6 million for the three months ended March 31, 2025 and 2024, respectively.

The estimated future amortization expense related to intangible assets as of March 31, 2025 is as follows (in thousands):

Year	Amount
2025 (remainder)	$637
2026	996
2027	921
2028	415
Thereafter	-
Total	$2,969

6. Intangible Assets, Net

The following table details intangible assets (dollars in thousands):

		December 31, 2024			December 31, 2023
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	2-5 years	$7,812	$(7,762)	$50	$7,812	$(4,100)	$3,712
Business technology/IP	5 years	2,765	(2,657)	108	2,675	(1,328)	1,347
Capitalized internal-use software	3 years	1,648	(4)	1,644	-	-	-
Total intangible assets		$12,225	$(10,423)	$1,802	$10,487	$(5,428)	$5,059

Amortization expense was $2.1 million and $2.4 million for the years ended December 31, 2024, and 2023, respectively. Additionally, during the year ended December 31, 2024, the Company recorded an impairment charge of $3.0 million or 100% of its intangible assets in North America.

The estimated future amortization expense related to intangible assets as of December 31, 2024, is as follows (dollars in thousands):

Year	Amount
2025	$580
2026	640
2027	568
2028	14
2029	-
Total	$1,802